Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 06, 2015
Registrant Name	SEI INSTITUTIONAL MANAGED TRUST
Central Index Key	0000804239
Amendment Flag	false
Document Creation Date	Nov. 06, 2015
Document Effective Date	Nov. 06, 2015
Prospectus Date	Jan. 31, 2015